Intangible assets and goodwill - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Agreement term	10 years
Renewal term	10 years
Mineral rights | Change in useful life
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Accelerated amortization expense	€ 27	€ 55	€ 27
Pacific CGU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Headroom percentage	20.00%
Percent by which value assigned to terminal growth rate must change in order to result in impairment	1.60%
Percent by which value assigned to discount rate must change in order to result in an impairment	1.20%
Philippines Cash-generating Unit
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Headroom percentage	16.00%
Percent by which value assigned to terminal growth rate must change in order to result in impairment	1.20%
Percent by which value assigned to discount rate must change in order to result in an impairment	0.90%
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ 269	299	294
Software | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	109	107	94
Intangible assets and goodwill	(578)	(507)	(426)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	135	148	123
Customer relationships | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	12	12	10
Intangible assets and goodwill	€ (95)	(82)	(71)
Non-TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	20 years
Intangible assets and goodwill	€ 0	30	94
Non-TCCC franchise intangible | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	31	63	35
Intangible assets and goodwill	(2)	(108)	(48)
Franchise intangible | Nonsignificant cash-generating units
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	1,251	1,222
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	4,536	4,687	4,514
Goodwill | Nonsignificant cash-generating units
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	335	260
Goodwill | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	0	0
Intangible assets and goodwill	(14)	(30)	0
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	21	22	32
Brands | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation expense	0	0
Intangible assets and goodwill	€ 0	€ 0	€ 0
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Bottom of range | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	5 years
Bottom of range | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	17 years
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	4.50%
Top of range | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	10 years
Top of range | Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful lives of intangible assets other than goodwill	20 years